PROPERTY AND EQUIPMENT, NET	9 Months Ended
Sep. 30, 2020
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
4.	PROPERTY AND EQUIPMENT, NET

	As of
	December 31,	September 30,
	2019	2020
	$_	$_

Computers	339,221	474,513
Office equipment, furniture and fittings	24,883	29,531
Leasehold improvements	129,298	142,064
Motor vehicles	14,624	4,741
Warehouse equipment	3,464	5,060
Land use right	20,598	20,977
Building	814	1,350
Construction-in-progress	–	340

	532,902	678,576
Less: accumulated depreciation	(214,282)	(320,186)

	318,620	358,390

Depreciation expenses recognized for the nine months ended September 30, 2019 and 2020 were $83,718 and $118,992, respectively, and were included in the following captions:

	For the Nine Months ended September 30,
	2019	2020
	$_	$_

Cost of revenue	57,273	83,652
Sales and marketing expenses	2,228	3,491
General and administrative expenses	22,785	29,119
Research and development expenses	1,432	2,730

	83,718	118,992

No impairment loss had been recognized during the nine months ended September 30, 2019 and 2020, respectively.